Expense Example {- IT Services Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-19 - IT Services Portfolio - IT Services Portfolio-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894